Additional Financial Statement Information - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses	$ 1,737	$ 1,767
Advances to suppliers	197	588
Other current assets	239	843
Total	$ 2,173	$ 3,198